Repurchase of Shares (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended				1 Months Ended
	Jul. 13, 2012 Former senior members of management and investment entity [Member]	Jul. 31, 2012 Former senior members of management and investment entity [Member]	Dec. 31, 2011 ADS [Member]	Dec. 31, 2012 ADS [Member] Maximum [Member]	Dec. 31, 2012 ADS [Member] Minimum [Member]	Dec. 31, 2013 ADS [Member] Unrelated third parties [Member]	Dec. 31, 2012 ADS [Member] Unrelated third parties [Member]	Jul. 31, 2012 ADS [Member] Former senior members of management and investment entity [Member]	Dec. 31, 2013 Ordinary shares [Member]	Dec. 31, 2012 Ordinary shares [Member]	Dec. 31, 2011 Ordinary shares [Member]	Jul. 31, 2012 Ordinary shares [Member] Former senior members of management and investment entity [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized amount to repurchase			$ 3,200,000
Stock repurchased						57,982	99,585	79,717				269,409,276
Aggregate consideration of repurchased shares		$ 8,071,786				$ 58,147	$ 97,695
Weighted average price per share						$ 1.00	$ 0.98	$ 2.91				$ 0.0291
Share price				$ 3.30	$ 0.90				$ 0.0282	$ 0.0106	$ 0.0120
Repurchase agreement, approved date	Jul. 12, 2012
Repurchase agreement, consummated date	Jul. 13, 2012